UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Patrick F. Quan

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

SMALLCAP World Fund®

Investment portfolio

December 31, 2012 unaudited

Common stocks — 93.31%	Shares	Value (000)

CONSUMER DISCRETIONARY — 18.58%
Mr Price Group Ltd.[1]	11,255,613	$188,028
Virgin Media Inc.	5,062,500	186,047
lululemon athletica inc.[2]	1,931,300	147,223
Paddy Power PLC[1]	1,681,726	138,616
Netflix, Inc.[2]	1,492,385	138,463
Lions Gate Entertainment Corp.[2,3]	8,077,197	132,466
DSW Inc., Class A	1,940,000	127,439
ASOS PLC[1,2]	2,269,955	98,671
TOD’S SpA[1]	744,000	94,859
PT Ace Hardware Indonesia Tbk[1]	855,000,000	72,852
Chow Sang Sang Holdings International Ltd.[1]	30,189,000	71,038
L’Occitane International SA1	21,662,750	68,885
Dollarama Inc.	1,155,000	68,473
Melco Crown Entertainment Ltd. (ADR)[2]	4,000,000	67,360
Tesla Motors, Inc.[2]	1,800,593	60,986
Bloomberry Resorts Corp.[1,2]	187,191,400	60,189
Tiffany & Co.	947,000	54,301
Jubilant FoodWorks Ltd.[1,2]	2,220,098	52,412
PT Global Mediacom Tbk[1]	190,498,000	47,538
Domino’s Pizza Enterprises Ltd.[1,3]	4,232,300	46,319
Melco International Development Ltd.[1]	36,379,000	43,280
Minth Group Ltd.[1]	36,130,000	41,788
Arcos Dorados Holdings Inc., Class A	3,480,000	41,621
Five Below, Inc.[2]	1,294,266	41,468
Rightmove PLC[1]	1,758,594	40,509
CTC Media, Inc.	5,204,000	40,487
Gentex Corp.	2,000,000	37,640
Domino’s Pizza, Inc.	850,000	37,017
Techtronic Industries Co. Ltd.[1]	19,300,000	36,585
Entertainment One Ltd.[1,2]	13,659,782	36,579
Jumbo SA1	4,396,965	34,778
William Hill PLC[1]	5,900,000	33,510
Café de Coral Holdings Ltd.[1]	10,672,000	30,381
Group 1 Automotive, Inc.	490,000	30,375
Golden Eagle Retail Group Ltd.[1]	11,982,000	29,870
Giordano International Ltd.[1]	30,850,000	29,857
Jarden Corp.	575,000	29,728
HUGO BOSS AG1	280,231	29,714
Hyundai Home Shopping Co., Ltd.[1]	256,200	29,043
Penske Automotive Group, Inc.	912,000	27,442
Leggett & Platt, Inc.	990,000	26,948
Cox and Kings (India) Ltd.[1,3]	10,592,000	26,032
Cox and Kings (India) Ltd. (GDR)[1,3]	330,000	811
YOOX SpA[1,2]	1,641,469	26,068
Parkson Retail Asia Ltd.[1]	23,182,000	25,024
Mothercare PLC[1,3]	4,480,000	24,749
Ekornes ASA[1]	1,445,850	24,111
Lennar Corp., Class A	619,000	23,937
John Wiley & Sons, Inc., Class A	609,283	23,719
Zhongsheng Group Holdings Ltd.[1]	15,091,000	23,045
Home Inns & Hotels Management Inc. (ADR)[2]	796,000	23,004
Betfair Group PLC[1]	2,015,000	22,588
Navitas Ltd.[1]	4,625,000	22,577
Boyd Gaming Corp.[2]	3,349,000	22,237
Bloomin’ Brands, Inc.[2]	1,400,000	21,896
CTS Eventim AG1	606,392	21,339
Brunswick Corp.	700,000	20,363
TAKKT AG1	1,456,778	20,282
Fielmann AG1	210,000	20,235
PT Mitra Adiperkasa Tbk[1]	28,873,000	20,216
Domino’s Pizza Group PLC[1]	2,465,000	20,179
Churchill Downs Inc.	300,000	19,935
Winnebago Industries, Inc.[2]	1,161,516	19,897
Daily Mail and General Trust PLC, Class A, nonvoting[1]	2,210,000	19,839
CJ Home Shopping Co., Ltd.[1]	76,100	19,767
Wendy’s Co.	4,123,000	19,378
SodaStream International Ltd.[2]	425,000	19,078
Mood Media Corp.[2,3,4]	6,375,000	11,985
Mood Media Corp. (CDI) (GBP denominated)[2,3,4]	3,710,000	6,975
DreamWorks Animation SKG, Inc., Class A2	1,140,000	18,890
Autoneum Holding AG1,2,3	373,780	18,128
Stella International Holdings Ltd.[1]	6,591,000	17,867
Gourmet Master Co., Ltd.[1]	2,636,602	17,345
Inchcape PLC[1]	2,408,000	16,939
Liberty Media Corp., Class A2	145,751	16,909
Betsson AB, Class B1,2	518,100	16,074
HT Media Ltd.[1]	8,179,036	16,042
Harman International Industries, Inc.	350,000	15,624
Toll Brothers, Inc.[2]	471,800	15,253
Headlam Group PLC[1]	2,809,685	15,077
China Lodging Group, Ltd. (ADR)[2]	840,000	14,322
Schibsted ASA[1]	330,900	14,111
Ctrip.com International, Ltd. (ADR)[2]	588,300	13,407
Tractor Supply Co.	150,000	13,254
CJ CGV Co., Ltd.[1]	410,000	12,328
Chipotle Mexican Grill, Inc.[2]	39,890	11,866
Michael Kors Holdings Ltd.[2]	225,300	11,497
Powerland AG, non-registered shares[1,3]	1,200,000	11,486
Intercontinental Hotels Group PLC[1]	401,966	11,304
START TODAY Co., Ltd.[1]	1,190,000	10,993
Bloomsbury Publishing PLC[1,3]	5,387,576	10,172
CDON Group AB1,2	1,639,521	10,097
Parkson Retail Group Ltd.[1]	11,990,500	9,808
D.R. Horton, Inc.	490,000	9,692
Ocado Group PLC[1,2]	6,533,708	9,252
SHW AG, non-registered shares[1]	230,000	8,793
Mando Corp.[1]	72,600	8,765
Big Lots, Inc.[2]	300,000	8,538
Sotheby’s Holdings, Inc.	250,000	8,405
Sportingbet PLC[1]	9,010,000	7,838
D.B. Corp Ltd.[1]	1,841,206	7,712
ValueVision Media, Inc., Class A2,3	3,875,293	6,976
POLYTEC Holding AG, non-registered shares[1]	834,369	6,474
China Zenix Auto International Ltd. (ADR)	2,152,000	6,434
Talwalkars Better Value Fitness Ltd.[1,3]	1,694,000	6,224
zooplus AG, non-registered shares[1,2]	130,000	5,494
Aristocrat Leisure Ltd.[1]	1,550,000	5,155
Bijou Brigitte modische Accessoires AG1	52,000	4,258
U.S. Auto Parts Network, Inc.[2]	1,505,553	2,755
National American University Holdings, Inc.	608,273	2,342
QSR Brands Bhd[1,2]	1,000,000	2,212
T4F Entretenimento SA, ordinary nominative	412,500	1,579
Ten Alps PLC[1,2]	3,439,001	147
Five Star Travel Corp.[1,2,4]	96,033	26
CEC Unet PLC[1,2,3]	35,100,775	—
Spot Runner, Inc.[1,2,5]	2,980,544	—
Fontainebleau Resorts LLC, Class A, nonvoting units[1,2,5]	1,900,000	—
		3,677,915

HEALTH CARE — 13.44%
Regeneron Pharmaceuticals, Inc.[2]	1,278,420	218,699
Pharmacyclics, Inc.[2]	3,067,456	177,606
Grifols, SA, Class A1,2	2,370,000	83,385
Grifols, SA, Class B1,2	463,950	11,682
Sysmex Corp.[1]	1,764,000	80,820
Synageva BioPharma Corp.[2,3]	1,713,274	79,308
Sirona Dental Systems, Inc.[2]	1,189,750	76,691
ArthroCare Corp.[2,3]	2,214,748	76,608
Intuitive Surgical, Inc.[2]	155,000	76,007
Fleury SA, ordinary nominative	6,687,450	75,285
Incyte Corp.[2]	4,445,600	73,841
BioMarin Pharmaceutical Inc.[2]	1,457,500	71,782
Thoratec Corp.[2]	1,816,000	68,136
Emeritus Corp.[2,3]	2,730,000	67,486
Molina Healthcare, Inc.[2,3]	2,407,200	65,139
Hikma Pharmaceuticals PLC[1]	5,189,153	64,943
athenahealth, Inc.[2]	864,221	63,477
Endo Health Solutions Inc.[2]	2,305,200	60,558
Cochlear Ltd.[1]	659,910	54,594
VCA Antech, Inc.[2]	2,335,000	49,152
MD Medical Group Investments PLC (GDR)[1,2,3]	2,582,900	32,209
MD Medical Group Investments PLC (GDR)[1,2,3,4]	1,179,100	14,703
Carl Zeiss Meditec AG, non-registered shares[1]	1,565,000	44,963
Myriad Genetics, Inc.[2]	1,649,000	44,935
Orthofix International NV2,3	1,130,100	44,447
Illumina, Inc.[2]	781,600	43,449
Hologic, Inc.[2]	1,965,000	39,359
Orexigen Therapeutics, Inc.[2,3]	6,535,000	34,440
Medivation, Inc.[2]	654,000	33,459
Genomma Lab Internacional, SAB de CV, Series B2	15,918,000	32,744
Galapagos NV1,2,3	1,554,436	32,546
GN Store Nord AS1	2,192,199	32,156
Alnylam Pharmaceuticals, Inc.[2]	1,700,000	31,025
Ironwood Pharmaceuticals, Inc., Class A2	2,750,000	30,498
Cadence Pharmaceuticals, Inc.[2,3]	6,130,469	29,365
Exelixis, Inc.[2]	6,400,000	29,248
Virbac SA1	145,000	28,671
Achillion Pharmaceuticals, Inc.[2]	3,550,000	28,471
AVEO Pharmaceuticals, Inc.[2,3]	3,490,000	28,095
Cruz Blanca Salud SA	21,850,000	27,840
Wright Medical Group, Inc.[2]	1,238,485	25,996
XenoPort, Inc.[2,3]	3,152,000	24,491
NuVasive, Inc.[2]	1,564,436	24,186
Hill-Rom Holdings, Inc.	817,068	23,287
Covance Inc.[2]	400,000	23,108
Luminex Corp.[2]	1,375,000	23,045
Celesio AG1	1,300,000	22,388
Theravance, Inc.[2]	931,000	20,733
Fisher & Paykel Healthcare Corp. Ltd.[1]	9,500,000	19,479
Align Technology, Inc.[2]	700,000	19,425
ABIOMED, Inc.[2]	1,196,873	16,110
Centene Corp.[2]	383,500	15,724
Volcano Corp.[2]	664,606	15,691
Onyx Pharmaceuticals, Inc.[2]	185,000	13,973
JSC Pharmstandard (GDR)[1,2]	824,610	13,927
ARIAD Pharmaceuticals, Inc.[2]	700,000	13,426
HealthStream, Inc.[2]	500,000	12,155
Nobel Biocare Holding AG1	1,350,000	11,490
MEDICA SA1	565,000	11,151
Emergent BioSolutions Inc.[2]	655,000	10,506
Abaxis, Inc.	262,000	9,720
Tsumura & Co.[1]	315,000	9,493
Krka, dd, Novo mesto[1]	86,820	5,755
Amplifon SpA[1]	1,075,000	5,340
St.Shine Optical Co. Ltd.[1]	314,000	4,779
Merck Ltd.[1,2]	299,383	3,556
Savient Pharmaceuticals, Inc.[2]	3,380,000	3,549
		2,660,305

INDUSTRIALS — 12.25%
Intertek Group PLC[1]	2,645,000	133,482
MTU Aero Engines Holding AG1	1,118,000	101,622
ITT Corp.	3,455,500	81,066
MSC Industrial Direct Co., Inc., Class A	951,000	71,686
Chart Industries, Inc.[2]	999,871	66,661
Polypore International, Inc.[2]	1,360,000	63,240
DKSH Holding AG1,2	861,832	62,451
Beacon Roofing Supply, Inc.[2]	1,844,780	61,394
Herman Miller, Inc.	2,800,000	59,976
AirAsia Bhd.[1]	66,490,000	59,888
Globaltrans Investment PLC (GDR)[1]	1,907,246	31,875
Globaltrans Investment PLC (GDR)[1,4]	1,529,400	25,560
Northgate PLC[1,3]	10,626,805	53,716
Goodpack Ltd.[1,3]	35,332,000	53,290
BELIMO Holding AG1	27,150	52,514
Exponent, Inc.[2,3]	936,400	52,279
MITIE Group PLC[1]	12,171,000	52,082
Moog Inc., Class A2	1,192,800	48,941
Cummins India Ltd.[1]	4,513,800	42,884
Waste Connections, Inc.	1,206,000	40,751
Proto Labs, Inc.[2]	1,016,691	40,078
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	2,383,000	39,571
Andritz AG1	587,200	37,727
MonotaRO Co., Ltd.[1]	1,142,900	36,852
IDEX Corp.	775,000	36,061
Alliance Global Group, Inc.[1]	86,660,000	35,416
Meggitt PLC[1]	5,524,722	34,440
Uponor Oyj[1]	2,521,600	31,958
Blount International, Inc.[2]	1,950,500	30,857
Watsco, Inc.	411,700	30,836
Comfort Systems USA, Inc.[3]	2,476,000	30,108
Johnson Electric Holdings Ltd.[1]	44,880,000	30,054
SIA Engineering Co. Ltd.[1]	7,996,000	28,762
SAI Global Ltd.[1]	6,399,243	28,508
TransDigm Group Inc.	203,000	27,681
Masco Corp.	1,625,000	27,073
Danieli & C. Officine Meccaniche SpA, nonconvertible shares[1]	1,565,903	26,381
Harmonic Drive Systems Inc.[1]	1,232,400	24,610
Clean Harbors, Inc.[2]	429,100	23,605
SATS Ltd.[1]	9,770,000	23,246
KEYW Holding Corp.[2]	1,745,000	22,144
Standard Parking Corp.[2]	1,006,241	22,127
Pipavav Defence and Offshore Engineering Co. Ltd.[1,2]	12,949,326	21,576
Steelcase Inc., Class A	1,690,000	21,531
Frigoglass SAIC[1,2,3]	3,052,380	21,284
Houston Wire & Cable Co.[3]	1,678,900	20,600
Ennis, Inc.	1,212,040	18,750
Société BIC SA1	155,500	18,563
Graco Inc.	360,000	18,536
AIA Engineering Ltd.[1]	2,915,050	17,510
Flughafen Zürich AG1	35,400	16,399
Geberit AG1	74,000	16,382
Cebu Air, Inc.[1]	10,800,000	16,291
KBR, Inc.	526,200	15,744
Michael Page International PLC[1]	2,435,000	15,727
Douglas Dynamics, Inc.	1,087,994	15,656
Boer Power Holdings Ltd.[1]	31,753,000	15,397
Landstar System, Inc.	291,000	15,266
Carborundum Universal Ltd.[1]	5,307,899	14,478
TrueBlue, Inc.[2]	913,000	14,380
Thermon Group Holdings, Inc.[2]	590,000	13,293
Concentric AB1	1,520,905	13,160
AeroVironment, Inc.[2]	600,000	13,044
ITE Group PLC[1]	3,165,000	12,702
American Science and Engineering, Inc.	175,000	11,412
USG Corp.[2]	397,000	11,144
Robert Half International Inc.	337,000	10,723
Hays PLC[1]	7,755,000	10,417
Zumtobel AG1	765,918	10,198
Mvelaserve Ltd.[1,2,3]	9,194,800	9,320
Mine Safety Appliances Co.	216,000	9,225
NORMA Group AG, non-registered shares[1]	311,800	8,761
United Stationers Inc.	272,000	8,429
Wienerberger AG1	868,000	7,996
Chemring Group PLC[1]	2,090,000	7,834
Pfeiffer Vacuum Technology AG, non-registered shares[1]	64,000	7,750
China Automation Group Ltd.[1]	27,000,000	7,643
Teleperformance SA1	200,000	7,248
S1 Corp.[1]	109,000	7,132
MISUMI Group Inc.[1]	241,500	6,554
Praj Industries Ltd.[1]	6,825,000	6,089
Container Corp. of India Ltd.[1]	336,158	5,633
Prysmian SpA[1]	260,000	5,260
TD Power Systems Ltd.[1]	961,300	3,978
Haldex AB1	761,000	3,922
Gujarat Pipavav Port Ltd.[1,2]	4,280,000	3,899
Amara Raja Batteries Ltd.[1]	828,886	3,619
Aker Philadelphia Shipyard ASA[1,2]	311,163	771
Securitas AB, Class B1	17,139	151
BrisConnections Unit Trusts[1,2,3]	27,145,156	—
		2,424,830

INFORMATION TECHNOLOGY — 11.28%
AAC Technologies Holdings Inc.[1]	49,036,000	173,387
Hittite Microwave Corp.[2,3]	1,744,950	108,361
National Instruments Corp.	3,286,479	84,824
FactSet Research Systems, Inc.	818,200	72,051
AVEVA Group PLC[1]	1,997,500	71,031
Vistaprint NV2,3	2,050,000	67,363
Kingboard Chemical Holdings Ltd.[1]	17,603,200	63,381
OpenTable, Inc.[2,3]	1,290,000	62,952
Liquidity Services, Inc.[2]	1,493,036	61,005
Compuware Corp.[2]	5,235,952	56,915
Oxford Instruments PLC[1]	2,381,000	55,675
Itron, Inc.[2]	1,229,900	54,792
MercadoLibre, Inc.	575,000	45,178
MICROS Systems, Inc.[2]	1,024,000	43,459
SINA Corp.[2]	835,000	41,934
Spectris PLC[1]	1,211,600	40,584
Kapsch TrafficCom AG, non-registered shares[1]	608,118	38,061
Dialog Semiconductor PLC[1,2]	2,159,000	37,901
Dolby Laboratories, Inc., Class A	1,268,400	37,202
Delta Electronics (Thailand) PCL[1]	33,935,900	35,639
CoStar Group, Inc.[2]	397,000	35,480
ASM International NV1	952,000	34,849
Finisar Corp.[2]	2,067,000	33,692
SPS Commerce, Inc.[2,3]	901,300	33,591
International Rectifier Corp.[2]	1,846,000	32,730
Bazaarvoice, Inc.[2]	3,453,934	32,294
WIN Semiconductors Corp.[1]	28,575,000	32,120
Cymer, Inc.[2]	355,000	32,103
OBIC Co., Ltd.[1]	158,330	31,512
Angie’s List, Inc.[2]	2,535,190	30,397
Youku Inc., Class A (ADR)[2]	1,600,000	29,184
Trimble Navigation Ltd.[2]	470,000	28,097
Semtech Corp.[2]	960,000	27,792
Kingdee International Software Group Co. Ltd.[1,2,3]	134,868,000	25,610
Global Payments Inc.	561,116	25,419
Demand Media, Inc.[2]	2,696,660	25,052
Autodesk, Inc.[2]	705,000	24,922
Fidessa group PLC[1]	1,004,900	24,834
Kingboard Laminates Holdings Ltd.[1]	49,319,236	22,872
Power Integrations, Inc.	680,300	22,865
Guidewire Software, Inc.[2]	680,000	20,210
Info Edge (India) Ltd.[1]	3,160,000	19,863
Neopost SA1	375,295	19,844
Persistent Systems Ltd.[1]	1,999,379	18,665
Ultimate Software Group, Inc.[2]	193,600	18,278
Hana Microelectronics PCL[1]	23,935,000	17,885
Cardtronics, Inc.[2]	713,800	16,946
Ellie Mae, Inc.[2]	600,000	16,650
KLA-Tencor Corp.	340,650	16,269
SciQuest, Inc.[2]	1,015,500	16,106
Immersion Corp.[2,3]	2,254,000	15,485
Jabil Circuit, Inc.	757,100	14,604
Halma PLC[1]	1,865,000	14,055
Avid Technology, Inc.[2]	1,742,153	13,206
AOL Inc.	445,000	13,176
Logitech International SA	1,700,000	12,818
Active Network, Inc.[2]	2,570,000	12,619
Monster Worldwide, Inc.[2]	2,226,000	12,510
Genpact Ltd.	760,000	11,780
NCC Group PLC[1]	4,422,000	11,083
Playtech Ltd.[1]	1,524,421	10,752
ExlService Holdings, Inc.[2]	386,000	10,229
RealPage, Inc.[2]	468,000	10,095
Rovi Corp.[2]	577,400	8,909
Hamamatsu Photonics KK1	225,000	8,117
Splunk Inc.[2]	261,300	7,583
Fusion-io, Inc.[2]	293,489	6,730
Tangoe, Inc.[2]	500,000	5,935
Comverse Technology, Inc.[2]	1,190,000	4,570
Green Packet Bhd.[1,2]	24,953,416	3,659
China High Precision Automation Group Ltd.[1,3]	67,422,000	3,479
ExactTarget, Inc.[2]	145,200	2,904
Remark Media, Inc.[2]	81,521	142
Remark Media, Inc.[1,2,4]	29,470	37
		2,232,303

FINANCIALS — 10.15%
Onex Corp.	2,637,700	111,029
Kotak Mahindra Bank Ltd.[1]	6,370,098	75,924
Brait SE1	16,201,010	70,391
Ocwen Financial Corp.[2]	1,900,000	65,721
Financial Engines, Inc.[2]	2,335,000	64,796
Greenhill & Co., Inc.	1,234,000	64,156
Security Bank Corp.[1]	16,590,000	63,162
East West Bancorp, Inc.	2,889,028	62,085
YES BANK Ltd.[1]	7,125,832	60,593
Fibra Uno Administración, SA de CV	18,471,391	55,730
SVB Financial Group[2]	985,900	55,181
National Financial Partners Corp.[2,3]	3,174,800	54,416
GT Capital Holdings, Inc.[1]	3,515,200	53,097
Altisource Portfolio Solutions SA2	596,223	51,666
Validus Holdings, Ltd.	1,470,000	50,833
First American Financial Corp.	1,970,843	47,478
Home Loan Servicing Solutions, Ltd.	2,511,400	47,465
HCC Insurance Holdings, Inc.	1,257,000	46,773
Rayonier Inc.[2]	815,000	42,241
First Republic Bank	1,141,825	37,429
BOK Financial Corp.	680,000	37,033
Sterling Financial Corp.[4]	1,666,668	34,800
Sterling Financial Corp.	24,500	511
TISCO Financial Group PCL[1]	20,700,000	35,183
East West Banking Corp.[1,2]	49,110,000	34,706
Manappuram Finance Ltd.[1,3]	50,330,986	31,391
PT Agung Podomoro Land Tbk[1]	813,489,000	31,202
VZ Holding AG1	244,210	30,802
NetSpend Holdings, Inc.[2]	2,600,000	30,732
Assured Guaranty Ltd.	2,100,000	29,883
Banco ABC Brasil SA, preferred nominative	3,777,159	26,048
Talmer Bancorp, Inc., Class A1,2,5	3,068,056	24,452
Redwood Trust, Inc.	1,410,000	23,815
GRUH Finance Ltd.[1]	5,450,000	23,812
Starwood Property Trust, Inc.	980,000	22,501
Kemper Corp.	700,000	20,650
Capitol Federal Financial, Inc.	1,697,000	19,838
Robinsons Land Corp.[1]	38,707,050	19,535
Primerica, Inc.	650,000	19,506
DDR Corp.	1,225,000	19,183
Banca Generali SpA[1]	1,123,069	19,173
CapitalSource Inc.	2,500,000	18,950
Old Republic International Corp.	1,635,000	17,413
Home Federal Bancorp, Inc.[3]	1,384,249	17,206
IG Group Holdings PLC[1]	2,210,700	16,186
Mahindra Lifespace Developers Ltd.[1,3]	2,157,380	16,003
Popular, Inc.[2]	750,720	15,607
Paraná Banco SA, preferred nominative	2,198,800	14,873
IndusInd Bank Ltd.[1]	1,900,000	14,505
Huaku Construction Corp.[1]	5,593,380	13,690
ICG Group, Inc.[2]	1,137,000	12,996
ING Vysya Bank Ltd.[1]	1,282,000	12,307
CenterState Banks, Inc.	1,375,400	11,732
Canadian Western Bank	375,000	10,722
E-House (China) Holdings Ltd. (ADR)	2,190,000	8,979
PT Summarecon Agung Tbk[1]	42,142,500	8,322
Hospitality Properties Trust	350,000	8,197
Supalai PCL[1]	14,100,000	8,183
Chongqing Rural Commercial Bank Co., Ltd., Class H1	14,550,000	8,099
Bao Viet Holdings[1]	4,137,486	7,669
Globe Trade Center SA1,2	2,355,556	7,615
Cullen/Frost Bankers, Inc.	134,000	7,272
Siam Future Development PCL[1]	31,354,088	7,250
First Southern Bancorp, Inc.[1,3,5]	1,344,915	6,254
Metropolitan Bank & Trust Co.[1]	2,501,550	6,235
Noah Holdings Ltd. (ADR)	743,782	4,336
ARA Asset Management Ltd.[1]	2,224,200	2,968
Banco Daycoval SA, preferred nominative	463,500	2,298
Rockville Financial, Inc.	135,000	1,741
SI Financial Group, Inc.	140,500	1,616
Westfield Financial, Inc.	200,000	1,446
First Connecticut Bancorp, Inc.	105,000	1,444
OceanFirst Financial Corp.	100,000	1,375
BSB Bancorp, Inc.[2]	100,000	1,223
Chicopee Bancorp, Inc.[2]	25,290	402
		2,010,036

ENERGY — 6.34%
Ophir Energy PLC[1,2]	17,963,585	149,652
InterOil Corp.[2,3]	2,461,200	136,670
African Petroleum Corp. Ltd.[1,2,3]	93,646,868	110,832
Pacific Rubiales Energy Corp.	3,055,400	70,987
Gulf Keystone Petroleum Ltd.[1,2,4]	23,310,000	68,454
Keyera Corp.	1,111,200	54,996
Zhaikmunai LP (GDR)[1,4]	4,669,500	50,409
Zhaikmunai LP (GDR)[1]	353,650	3,818
Ultra Petroleum Corp.[2]	2,990,000	54,209
Comstock Resources, Inc.[2,3]	3,078,111	46,572
Peyto Exploration & Development Corp.	1,153,200	26,653
Peyto Exploration & Development Corp.[1]	656,800	14,877
Concho Resources Inc.[2]	478,000	38,508
Core Laboratories NV	306,900	33,547
Heritage Oil Ltd.[1,2]	10,628,000	32,751
Rosetta Resources Inc.[2]	710,000	32,206
Paramount Resources Ltd.[2]	975,000	31,366
Kodiak Oil & Gas Corp.[2]	3,500,000	30,975
Kværner ASA[1]	10,269,776	30,079
Oasis Petroleum Inc.[2]	724,000	23,023
Africa Oil Corp.[1,2,5]	1,865,775	12,587
Africa Oil Corp.[2]	1,459,292	10,255
Exillon Energy PLC[1,2]	7,684,660	21,595
Oceaneering International, Inc.	295,000	15,868
BPZ Resources, Inc.[2]	4,562,400	14,372
Miclyn Express Offshore Ltd.[1]	5,600,000	14,264
Tourmaline Oil Corp.[2]	410,000	12,873
Cimarex Energy Co.	206,500	11,921
HollyFrontier Corp.	255,000	11,870
Falkland Oil and Gas Ltd.[1,2,3]	24,225,000	11,634
Bill Barrett Corp.[2]	550,000	9,784
Carrizo Oil & Gas, Inc.[2]	390,000	8,159
Chu Kong Petroleum and Natural Gas Steel Pipe Holdings Ltd.[1]	13,678,000	7,331
Tethys Petroleum Ltd.[2]	12,161,000	6,357
Tethys Petroleum Ltd. (GBP denominated)[1,2]	1,147,487	647
Borders & Southern Petroleum PLC[1,2]	20,265,000	6,526
Midstates Petroleum Co., Inc.[2]	853,942	5,884
Sterling Resources Ltd.[2]	7,525,000	5,673
Goodrich Petroleum Corp.[2]	520,000	4,846
Petrodorado Energy Ltd.[2,3]	38,400,000	4,633
Forum Energy Technologies, Inc.[2]	175,000	4,331
Pacific Coal Resources Ltd.[2,3]	18,280,000	3,308
Saras SpA[1,2]	2,360,000	3,091
BNK Petroleum Inc.[2]	5,763,380	2,897
Gevo, Inc.[2]	1,554,030	2,393
LNG Energy Ltd.[2,4]	13,000,000	523
0915988 B.C. Ltd.[1,2,5]	52,000	3
		1,254,209

CONSUMER STAPLES — 6.23%
Super Group Ltd.[1,3]	44,597,000	118,712
Raia Drogasil SA, ordinary nominative	9,619,912	108,391
PT Sumber Alfaria Trijaya Tbk[1]	173,438,000	94,480
PZ Cussons PLC[1]	12,163,506	75,459
Puregold Price Club, Inc.[1]	92,261,300	74,229
Coca-Cola Icecek AS, Class C1	2,861,097	59,449
Emami Ltd.[1]	5,210,000	57,363
CP ALL PCL[1]	35,807,000	53,717
Hypermarcas SA, ordinary nominative[2]	6,436,500	52,247
Bizim Toptan Satis Magazalari AS, non-registered shares[1,3]	2,913,474	45,449
Brazil Pharma SA, ordinary nominative	6,385,400	44,908
O’Key Group SA (GDR)[1]	3,814,800	44,902
Emmi AG1	172,600	43,522
Davide Campari-Milano SpA[1]	5,388,500	41,389
Kernel Holding SA1,2	1,523,150	33,029
Marfrig Alimentos SA, ordinary nominative[2]	7,950,000	32,926
Green Mountain Coffee Roasters, Inc.[2]	782,000	32,344
Wumart Stores, Inc., Class H1	14,110,000	30,661
Petra Foods Ltd.[1]	6,683,000	18,932
Strauss Group Ltd.[1]	1,410,327	18,571
Eurocash SA1	1,265,000	17,812
Origin Enterprises PLC[1]	3,213,300	17,511
Real Nutriceutical Group Ltd.[1]	39,400,000	14,518
Tilaknager Industries Ltd.[1,3]	8,890,000	13,031
PriceSmart, Inc.	167,700	12,921
Philip Morris CR as1	22,200	12,497
AMOREPACIFIC Corp.[1]	10,560	12,005
Church & Dwight Co., Inc.	200,000	10,714
Godrej Consumer Products Ltd.[1]	605,237	7,998
McBride PLC[1,2]	3,250,000	7,055
Sundrug Co., Ltd.[1]	194,900	6,658
USANA Health Sciences, Inc.[2]	187,000	6,158
HITEJINRO CO., LTD.[1]	178,039	5,070
Vinda International Holdings Ltd.[1]	3,300,000	4,556
Pesquera Exalmar SAA	6,072,705	3,569
FANCL Corp.[1]	89,700	935
		1,233,688

MATERIALS — 6.01%
Chr. Hansen Holding A/S1	3,856,000	125,717
AptarGroup, Inc.	2,087,591	99,620
Schweitzer-Mauduit International, Inc.[3]	2,482,800	96,904
James Hardie Industries PLC (CDI)[1]	9,733,929	94,168
Yingde Gases Group Co. Ltd.[1]	64,954,250	66,834
Kenmare Resources PLC[1,2]	109,972,782	57,433
FUCHS PETROLUB AG, nonvoting preferred[1]	404,800	29,996
FUCHS PETROLUB AG1	358,647	25,112
African Minerals Ltd.[1,2]	8,638,121	45,043
PolyOne Corp.	1,992,000	40,677
Ube Industries, Ltd.[1]	16,703,000	40,168
Greatview Aseptic Packaging Co. Ltd.[1,3]	67,933,000	36,803
CPMC Holdings Ltd.[1]	46,500,000	32,418
Harry Winston Diamond Corp.[2]	1,541,900	21,671
Harry Winston Diamond Corp.[2]	600,000	8,442
Sealed Air Corp.	1,550,000	27,141
Sirius Minerals PLC[1,2]	52,304,735	22,897
Yip’s Chemical Holdings Ltd.[1,3]	29,978,000	21,435
Valspar Corp.	333,700	20,823
Symrise AG1	532,000	19,047
Arkema SA1	180,000	18,926
Croda International PLC[1]	470,000	18,209
Siam City Cement PCL[1]	1,300,000	17,934
Boral Ltd.[1]	3,800,000	17,479
Gem Diamonds Ltd.[1,2,3]	7,350,000	17,253
Coal of Africa Ltd.[1,2,3]	55,734,459	14,175
Duluth Metals Ltd.[2]	5,512,200	13,688
Frutarom Industries Ltd.[1]	1,082,251	13,554
Sika AG, non-registered shares[1]	5,530	12,816
J.K. Cement Ltd.[1]	1,788,638	11,555
United Phosphorus Ltd.[1]	4,730,000	11,436
PT Indocement Tunggal Prakarsa Tbk[1]	4,732,500	11,056
Gran Colombia Gold SA2,3	30,175,000	10,921
Afferro Mining Inc.[1,2,3]	6,460,000	10,635
Cape Lambert Resources Ltd.[1,2]	32,943,995	9,696
Mountain Province Diamonds Inc.[2]	2,222,222	8,690
EACOM Timber Corp.[2,3]	26,200,000	7,902
Talvivaara Mining Co. PLC[1,2]	3,586,127	6,044
Yamana Gold Inc.	315,000	5,418
Eastern Platinum Ltd.[2]	27,281,450	4,526
Mwana Africa PLC[1,2,4]	45,749,230	3,831
Engro Corp. Ltd.[1]	2,591,160	2,453
Gold Road Resources Ltd.[1,2]	14,050,000	1,917
Hummingbird Resources PLC[1,2]	1,650,000	1,913
China Forestry Holdings Co., Ltd.[1]	29,142,000	1,784
Vatukoula Gold Mines PLC[1,2]	3,214,081	1,311
Rusoro Mining Ltd.[2]	21,437,000	970
Kennady Diamonds Inc.[2,4]	380,952	460
		1,188,901

UTILITIES — 2.52%
ENN Energy Holdings Ltd.[1,3]	55,644,296	243,288
Manila Water Co., Inc.[1,3]	104,200,900	81,324
Glow Energy PCL[1]	15,790,000	40,107
Ratchaburi Electricity Generating Holding PCL, nonvoting depository receipt[1]	14,562,446	28,492
Ratchaburi Electricity Generating Holding PCL[1]	5,432,554	10,629
APR Energy PLC[1]	2,422,208	32,253
Greenko Group PLC[1,2,3]	9,144,000	19,436
Energy World Corp. Ltd.[1,2]	42,673,314	16,656
Mytrah Energy Ltd.[1,2,3]	10,418,000	13,967
Torrent Power Ltd.[1]	3,418,394	12,107
		498,259

TELECOMMUNICATION SERVICES — 1.65%
PT Sarana Menara Nusantara Tbk[1,2]	28,410,096	66,917
Telephone and Data Systems, Inc.	2,731,869	60,484
tw telecom inc.[2]	1,657,700	42,222
Iridium Communications Inc.[2,3]	5,210,000	35,115
NII Holdings, Inc., Class B2	4,595,000	32,762
Total Access Communication PCL[1]	9,964,000	28,867
Visto Corp.[1,2,5]	3,636,364	20,000
Leap Wireless International, Inc.[2]	2,955,100	19,651
MetroPCS Communications, Inc.[2]	1,153,300	11,464
Hutchison Telecommunications Hong Kong Holdings Ltd.[1]	22,200,000	10,282
		327,764

MISCELLANEOUS — 4.86%
Other common stocks in initial period of acquisition		961,811

Total common stocks (cost: $14,145,023,000)		18,470,021

Preferred stocks — 0.08%

FINANCIALS — 0.08%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	631,000	16,330

Total preferred stocks (cost: $13,738,000)		16,330

Warrants — 0.00%

MATERIALS — 0.00%
Gran Colombia Gold SA, warrants, expire 2015[2,3]	1,086,500	44
Duluth Exploration Ltd., warrants, expire 2013[1,2]	43,753	5
		49

ENERGY — 0.00%
Pacific Coal Resources Ltd., warrants, expire 2016[1,2,3]	8,500,000	43

Total warrants (cost: $1,563,000)		92

	Shares or
Convertible securities — 0.39%	principal amount

CONSUMER DISCRETIONARY — 0.17%
Coupons.com Inc., Series B, convertible preferred[1,2,3,5]	8,191,724	34,733
Spot Runner, Inc., Series C, convertible preferred[1,2,5]	1,626,016	—
		34,733

HEALTH CARE — 0.10%
bluebird bio, Inc., Series D, convertible preferred[1,2,3,5]	22,374,386	11,686
Ultragenyx Pharmaceutical Inc., Series B, convertible preferred[1,2,3,5]	2,789,614	7,726
		19,412

FINANCIALS — 0.09%
Oriental Financial Group Inc., Series C, 8.75% noncumulative convertible preferred[5]	6,000	8,025
National Financial Partners Corp. 4.00% convertible notes 2017[3]	$4,000,000	5,945
First Southern Bancorp, Inc., Series C, convertible preferred[1,2,3,5]	2,299	3,966
		17,936

TELECOMMUNICATION SERVICES — 0.03%
Iridium Communications Inc., Series A, convertible preferred[3,4]	60,000	5,752

Total convertible securities (cost: $88,174,000)		77,833

	Principal amount
Bonds & notes — 0.13%	(000)

TELECOMMUNICATION SERVICES — 0.07%
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[4]	$ 6,675	7,209
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[4]	5,985	6,464
		13,673

FINANCIALS — 0.04%
First Niagara Financial Group, Inc. 7.25% 2021	6,260	7,473

U.S. TREASURY BONDS & NOTES — 0.02%
U.S. Treasury 0.25% 2014	5,000	5,002

Total bonds & notes (cost: $21,583,000)		26,148

Short-term securities — 6.11%

Freddie Mac 0.10%–0.19% due 1/9–8/20/2013	384,000	383,927
Fannie Mae 0.14%–0.16% due 1/14–5/22/2013	228,246	228,222
U.S. Treasury Bills 0.114%–0.18% due 1/10–5/16/2013	198,700	198,674
Federal Home Loan Bank 0.125%–0.17% due 1/18–5/15/2013	74,000	73,986
National Australia Funding (Delaware) Inc. 0.195%–0.20% due 1/7–1/14/2013[4]	73,000	72,997
International Bank for Reconstruction and Development 0.11% due 3/15/2013	49,800	49,798
Sumitomo Mitsui Banking Corp. 0.19% due 2/4/2013[4]	49,000	48,989
Bank of Nova Scotia 0.165%–0.175% due 1/10–1/25/2013	41,100	41,097
Gotham Funding Corp. 0.19% due 1/2/2013[4]	40,100	40,100
Private Export Funding Corp. 0.28% due 2/8/2013[4]	27,800	27,794
Canada Bill 0.13% due 1/7/2013	25,000	24,999
Nordea North America, Inc. 0.22% due 2/1/2013	9,500	9,498
Province of Ontario 0.14% due 1/14/2013	8,100	8,100

Total short-term securities (cost: $1,208,032,000)		1,208,181

Total investment securities (cost: $15,478,113,000)		19,798,605
Other assets less liabilities		(4,306)

Net assets		$19,794,299

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into a forward currency contract to sell currency as shown in the following table. The open forward currency contract shown is generally indicative of the level of activity over the prior 12-month period.

					Unrealized
				Contract amount	appreciation
			Receive	Deliver	at 12/31/2012
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	1/8/2013	Barclays Bank PLC	$4,594	A$4,400	$27

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $8,865,308,000, which represented 44.79% of the net assets of the fund. This amount includes $8,701,278,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $427,068,000, which represented 2.16% of the net assets of the fund.
5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

Coupons.com Inc., Series B, convertible preferred	6/1/2011	$45,000	$34,733.18%
Talmer Bancorp, Inc., Class A	4/28/2010–12/12/2012	21,244	24,452.12
Visto Corp.	8/27/2012	20,000	20,000.10
Africa Oil Corp.	12/3/2012	14,557	12,587.06
bluebird bio, Inc., Series D, convertible preferred	7/20/2012	11,149	11,686.06
First Southern Bancorp, Inc.	12/17/2009	28,378	6,254.03
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	2,299	3,966.02
Oriental Financial Group Inc., Series C, 8.75%
noncumulative convertible preferred	6/28/2012	6,000	8,025.04
Ultragenyx Pharmaceutical Inc., Series B, convertible preferred	12/17/2012	7,726	7,726.04
0915988 B.C. Ltd.	4/23/2012	3	3.00
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005–6/1/2007	21,500	—	.00
Spot Runner, Inc.	10/25/2006–3/20/2008	15,071	—	.00
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	—	.00

Total restricted securities		$198,927	$129,432.65%

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2012, appear below.

						Value of
					Dividend or	affiliates at
	Beginning shares or			Ending shares or	interest income	12/31/2012
	principal amount	Additions	Reductions	principal amount	(000)	(000)

ENN Energy Holdings Ltd.	55,644,296	—	—	55,644,296	$ —	$243,288
InterOil Corp.	2,461,200	—	—	2,461,200	—	136,670
Lions Gate Entertainment Corp.	8,000,000	77,197	—	8,077,197	—	132,466
Super Group Ltd.	44,597,000	—	—	44,597,000	—	118,712
African Petroleum Corp. Ltd.	93,646,868	—	—	93,646,868	—	110,832
Hittite Microwave Corp.	1,794,950	—	50,000	1,744,950	—	108,361
Schweitzer-Mauduit International, Inc.	2,370,000	112,800	—	2,482,800	372	96,904
Manila Water Co., Inc.	81,300,900	22,900,000	—	104,200,900	408	81,324
Synageva BioPharma Corp.	1,570,000	143,274	—	1,713,274	—	79,308
ArthroCare Corp.	1,809,802	404,946	—	2,214,748	—	76,608
Emeritus Corp.	2,730,000	—	—	2,730,000	—	67,486
Vistaprint NV	2,050,000	—	—	2,050,000	—	67,363
Molina Healthcare, Inc.	1,850,000	557,200	—	2,407,200	—	65,139
OpenTable, Inc.	1,290,000	—	—	1,290,000	—	62,952
National Financial Partners Corp.	3,174,800	—	—	3,174,800	—	54,416
National Financial Partners Corp. 4.00%
convertible notes 2017	$4,000,000	—	—	$4,000,000	40	5,945
Northgate PLC	10,626,805	—	—	10,626,805	223	53,716
Goodpack Ltd.	30,060,000	5,272,000	—	35,332,000	1,227	53,290
Exponent, Inc.	936,400	—	—	936,400	—	52,279
MD Medical Group Investments PLC (GDR)	—	2,582,900	—	2,582,900	—	32,209
MD Medical Group Investments PLC (GDR)	—	1,179,100	—	1,179,100	—	14,703
Comstock Resources, Inc.	3,078,111	—	—	3,078,111	—	46,572
Domino’s Pizza Enterprises Ltd.	3,602,300	630,000	—	4,232,300	945	46,319
Bizim Toptan Satis Magazalari AS,
non-registered shares	1,720,474	1,193,000	—	2,913,474	—	45,449
Orthofix International NV	1,110,100	20,000	—	1,130,100	—	44,447
Iridium Communications Inc.	4,206,609	1,003,391	—	5,210,000	—	35,115
Iridium Communications Inc., Series A,
convertible preferred	60,000	—	—	60,000	85	5,752
Greatview Aseptic Packaging Co. Ltd.	50,033,000	17,900,000	—	67,933,000	—	36,803
Coupons.com Inc., Series B,
convertible preferred	8,191,724	—	—	8,191,724	—	34,733
Orexigen Therapeutics, Inc.*	894,900	5,640,100	—	6,535,000	—	34,440
SPS Commerce, Inc.	1,051,300	—	150,000	901,300	—	33,591
Galapagos NV	1,554,436	—	—	1,554,436	—	32,546
Manappuram Finance Ltd.	50,330,986	—	—	50,330,986	—	31,391
Comfort Systems USA, Inc.	2,476,000	—	—	2,476,000	124	30,108
Cadence Pharmaceuticals, Inc.	6,130,469	—	—	6,130,469	—	29,365
AVEO Pharmaceuticals, Inc.	3,387,200	102,800	—	3,490,000	—	28,095
Cox and Kings (India) Ltd.	10,592,000	—	—	10,592,000	—	26,032
Cox and Kings (India) Ltd. (GDR)	330,000	—	—	330,000	—	811
Kingdee International Software Group Co. Ltd.	123,194,000	11,674,000	—	134,868,000	—	25,610
Mothercare PLC	4,480,000	—	—	4,480,000	—	24,749
XenoPort, Inc.	2,792,000	360,000	—	3,152,000	—	24,491
Yip’s Chemical Holdings Ltd.	27,628,000	2,350,000	—	29,978,000	—	21,435
Frigoglass SAIC	3,052,380	—	—	3,052,380	—	21,284
Houston Wire & Cable Co.	1,678,900	—	—	1,678,900	151	20,600
Greenko Group PLC	9,144,000	—	—	9,144,000	—	19,436
Mood Media Corp.	6,375,000	—	—	6,375,000	—	11,985
Mood Media Corp. (CDI) (GBP denominated)	3,710,000	—	—	3,710,000	—	6,975
Autoneum Holding AG	373,780	—	—	373,780	—	18,128
Gem Diamonds Ltd.	7,350,000	—	—	7,350,000	—	17,253
Home Federal Bancorp, Inc.	1,384,249	—	—	1,384,249	249	17,206
Mahindra Lifespace Developers Ltd.	2,157,380	—	—	2,157,380	—	16,003
Immersion Corp.	2,254,000	—	—	2,254,000	—	15,485
Coal of Africa Ltd.	55,734,459	—	—	55,734,459	—	14,175
Mytrah Energy Ltd.	7,918,000	2,500,000	—	10,418,000	—	13,967
Tilaknager Industries Ltd.	8,890,000	—	—	8,890,000	—	13,031
bluebird bio, Inc., Series D,
convertible preferred	22,374,386	—	—	22,374,386	—	11,686
Falkland Oil and Gas Ltd.	24,225,000	—	—	24,225,000	—	11,634
Powerland AG, non-registered shares	1,200,000	—	—	1,200,000	—	11,486
Gran Colombia Gold SA	30,175,000	—	—	30,175,000	—	10,921
Gran Colombia Gold SA,
warrants, expire 2015	1,086,500	—	—	1,086,500	—	44
Afferro Mining Inc.	6,460,000	—	—	6,460,000	—	10,635
First Southern Bancorp, Inc.	1,344,915	—	—	1,344,915	—	6,254
First Southern Bancorp, Inc.,
Series C, convertible preferred	2,299	—	—	2,299	—	3,966
Bloomsbury Publishing PLC	5,405,000	—	17,424	5,387,576	82	10,172
Mvelaserve Ltd.	9,194,800	—	—	9,194,800	—	9,320
EACOM Timber Corp.	26,200,000	—	—	26,200,000	—	7,902
Ultragenyx Pharmaceutical Inc.,
Series B, convertible preferred	—	2,789,614	—	2,789,614	—	7,726
ValueVision Media, Inc., Class A	3,875,293	—	—	3,875,293	—	6,976
Talwalkars Better Value Fitness Ltd.	1,446,000	248,000	—	1,694,000	—	6,224
Petrodorado Energy Ltd.	38,400,000	—	—	38,400,000	—	4,633
China High Precision Automation Group Ltd.	67,422,000	—	—	67,422,000	174	3,479
Pacific Coal Resources Ltd.	18,280,000	—	—	18,280,000	—	3,308
Pacific Coal Resources Ltd.,
warrants, expire 2016	8,500,000	—	—	8,500,000	—	43
BG Medicine, Inc.	1,418,968	—	1,418,968	—	—	—
BrisConnections Unit Trusts	27,290,000	—	144,844	27,145,156	—	—
CEC Unet PLC	35,100,775	—	—	35,100,775	—	—
Delticom AG	761,501	—	761,501	—	—	—
Goodpack Ltd., warrants, expire 2012	5,272,000	—	5,272,000	—	—	—
Quantum Corp.	13,699,097	—	13,699,097	—	—	—
Achillion Pharmaceuticals, Inc.†	3,750,000	—	200,000	3,550,000	—	—
CJ CGV Co., Ltd.†	1,235,000	—	825,000	410,000	96	—
Cymer, Inc.†	1,670,000	25,000	1,340,000	355,000	—	—
Douglas Dynamics, Inc.†	1,175,000	—	87,006	1,087,994	233	—
Ennis, Inc.†	1,472,589	—	260,549	1,212,040	690	—
Green Packet Bhd.†	34,933,616	—	9,980,200	24,953,416	—	—
Home Loan Servicing Solutions, Ltd.†	1,546,400	965,000	—	2,511,400	707	—
NuVasive, Inc.†	2,492,536	—	928,100	1,564,436	—	—
PT Sumber Alfaria Trijaya Tbk†	219,452,500	—	46,014,500	173,438,000	—	—
Standard Parking Corp.†	1,048,600	—	42,359	1,006,241	—	—
U.S. Auto Parts Network, Inc.†	1,980,000	—	474,447	1,505,553	—	—
					$5,806	$2,683,762

*This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2012; it was not publicly disclosed.
†Unaffiliated issuer at 12/31/2012.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of directors as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$1,705,631	$ 1,972,258	$ 26	$ 3,677,915
Health care	2,072,275	588,030	—	2,660,305
Industrials	1,093,868	1,330,962	—	2,424,830
Information technology	1,417,408	811,379	3,516	2,232,303
Financials	1,301,327	678,003	30,706	2,010,036
Energy	715,659	538,547	3	1,254,209
Consumer staples	304,178	929,510	—	1,233,688
Materials	367,853	819,264	1,784	1,188,901
Utilities	—	498,259	—	498,259
Telecommunication services	201,698	106,066	20,000	327,764
Miscellaneous	482,975	474,840	3,996	961,811
Preferred stocks	—	16,330	—	16,330
Warrants	44	43	5	92
Convertible securities	—	19,722	58,111	77,833
Bonds & notes	—	26,148	—	26,148
Short-term securities	—	1,208,181	—	1,208,181
Total	$9,662,916	$10,017,542	$118,147	$19,798,605

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$ —	$ 27	$ —	$27

*Securities with a market value of $8,074,509,000, which represented 40.79% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 5,507,327
Gross unrealized depreciation on investment securities	(1,487,239)
Net unrealized appreciation on investment securities	4,020,088
Cost of investment securities for federal income tax purposes	15,778,517

Key to abbreviations and symbol

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

A$ = Australian dollars

GBP = British pounds

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-035-0213O-S32824

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2013

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: February 28, 2013